Note 1 - Basis of Presentation and General Information (Details Textual)									6 Months Ended	12 Months Ended			24 Months Ended
	Jan. 30, 2018 $ / shares shares	May 31, 2017 $ / shares shares	Dec. 05, 2016 $ / shares shares	May 13, 2015 $ / shares shares	Jan. 21, 2014 $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Mar. 27, 2012 $ / shares shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 shares	Jun. 30, 2018 $ / shares shares
Common Stock, Shares, Outstanding, Ending Balance | shares		105,840,848							110,379,350				110,379,350
Number of Vessels									54	53			54
Carrying Capacity of Vessels at Period End (TEU)									315,065	316,307			315,065
Number of Subsidiaries									78				78
MARSHALL ISLANDS
Number of Subsidiaries									5				5
Konstantakopoulos Family [Member]
Percentage Ownership									55.50%				55.50%
Common Stock Issued to Costamare Shipping Company S.A. [Member]
Stock Issued During Period, Shares, New Issues | shares												448,800
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues | shares									299,200	598,400	598,400	149,600
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues | shares									1,874,165	3,682,704	2,428,081		7,984,950
Common Stock, Par or Stated Value Per Share									$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Sale of Stock, Price Per Share						$ 25
Preferred Stock, Shares Issued, Total | shares						2,000,000
Preferred Stock, Dividend Rate, Percentage						7.625%
Preferred Stock, Par or Stated Value Per Share						$ 0.0001
Series C Preferred Stock [Member]
Sale of Stock, Price Per Share					$ 25
Preferred Stock, Shares Issued, Total | shares					4,000,000
Preferred Stock, Dividend Rate, Percentage					8.50%
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Series D Preferred Stock [Member]
Sale of Stock, Price Per Share				$ 25
Preferred Stock, Shares Issued, Total | shares				4,000,000
Preferred Stock, Dividend Rate, Percentage				8.75%
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Series E Preferred Stock [Member]
Sale of Stock, Price Per Share	$ 25
Preferred Stock, Shares Issued, Total | shares	4,600,000
Preferred Stock, Dividend Rate, Percentage	8.875%
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Follow On Offering [Member]
Stock Issued During Period, Shares, New Issues | shares		13,500,000	12,000,000				7,000,000	7,500,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share		$ 7.10	$ 6				$ 14	$ 14.10